RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets measured at fair value:
Cash and cash equivalents	$ 355	$ 304	$ 342	$ 262
Restricted cash	229	265
Property, plant and equipment, at fair value	36,097	32,647	$ 30,421
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(7,430)	0
Non-recourse borrowings	(14,595)	(12,604)
Total	14,068	20,143
Level 1
Assets measured at fair value:
Cash and cash equivalents	355
Restricted cash	229
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(7,430)
Non-recourse borrowings	(2,065)
Total	(8,911)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(12,530)
Total	(12,784)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	36,097
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	0
Total	35,763
Energy derivative contracts
Assets measured at fair value:
Contract asset	104	92
Liabilities measured at fair value:
Derivative financial liabilities	(27)	(8)
Energy derivative contracts | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Contract asset	36
Liabilities measured at fair value:
Derivative financial liabilities	(27)
Energy derivative contracts | Level 3
Assets measured at fair value:
Contract asset	68
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps
Liabilities measured at fair value:
Derivative financial liabilities	(244)	(138)
Interest rate swaps | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	(244)
Interest rate swaps | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Contract asset	4	8
Liabilities measured at fair value:
Derivative financial liabilities	(23)	(11)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Contract asset	4
Liabilities measured at fair value:
Derivative financial liabilities	(23)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(402)	$ (412)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	$ (402)